Note 12 - Equity Transactions	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

(12)         Equity Transactions

2013 Public Offering

On July 25, 2013, the Company consummated a public offering (the “Public Offering”) of an aggregate of 3,006,818 units, with each unit consisting of one share of common stock and a warrant to purchase one-half share of a common stock (the “Class G Warrants”), resulting in warrants to purchase up to 1,503,409 shares of common stock.  The price per unit was $0.55 resulting in gross proceeds of $1,653,750. The Company received net proceeds, after payment of the placement agent’s fees, of $1,517,450. The units separated immediately and the common stock and warrants were issued separately. The Class G Warrants have an exercise price of $0.80 per share and are exercisable during the five-year period beginning on the date of issuance.

2013 Private Placements

In September, October and December 2013, the Company, in conjunction with offerings of securities (the “Private Placements”) of the Company, pursuant to an exemption from registration under the Act, issued 1,043,646 units (as described below) to certain “accredited investors,” as that term is defined in SEC Rule 501 under the Act, for an aggregate total purchase price of $626,188. Each unit was sold to the accredited investors at a purchase price of $0.60 per unit. Each “unit” in the Private Placements consists of; (i) one share of common stock and (ii) a five-year warrant to purchase one share of common stock, at an exercise price of $0.85 (the “Class I Warrants”). The Class I Warrants are callable by the Company if the average share price of common stock of the Company is at or above $1.40 for a twenty day period.

Kevin A. Richardson II, who is the chairman of the board of directors of the Company, and Joseph Chiarelli, who is the Chief Executive Officer of the Company, and Michael M. Nemelka, who is the brother of John F. Nemelka, a member of the board of directors of the Company, purchased units in the Private Placements.

Consulting Agreements

In February 2013, the Company entered into certain consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. In August and September 2013, the Company entered into two additional consulting agreements for which a portion of the fee for the services performed was paid with Company common stock. The Company issued 1,583,315 shares of common stock under these agreements for the year ended December 31, 2013. The fair value of the common stock of $1,014,267, based upon the closing market price of the Company’s common stock at the dates the common stock was issued, was recorded as a non-cash general and administrative expense for the year ended December 31, 2013.

Preferred Stock

The Company’s preferred stock may have such rights, preferences and designations and may be issued in such series as determined by the board of directors. No shares were issued and outstanding at December 31, 2013 and 2012.